Accruals and other current liabilities (Tables)	12 Months Ended
Apr. 30, 2026
Payables and Accruals [Abstract]
Schedule of accruals and other current liabilities

	As of April 30,
	2025	2026	2026
	S$	S$	US$

Accruals	99,429	216,884	170,276
Provision for reinstatement	32,000	30,000	23,553
Other payables	51,421	15,617	12,261
Non-trade creditors	358,828	311,374	244,459
Total	541,678	573,875	450,549